Condensed Interim Consolidated Statements of Shareholders' Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus - Warrant Reserve [Member]	Contributed Surplus [Member]	Deficit [Member]	Total
Beginning balance at Dec. 31, 2019	$ 194,217	$ 642	$ 8,304	$ (214,845)	$ (11,682)
Beginning balance, share at Dec. 31, 2019	39,907,681
Statement Line Items [Line Items]
Issued pursuant to agency agreement	$ 12,819				12,819
Issued pursuant to agency agreement, shares	23,923,700
March 2020 Equity Offering - broker warrants	$ (26)	26
Common stock equivalents converted	$ 1				1
Common stock equivalents converted, shares	11,500,000
Share issue expense	$ (488)				(488)
Warrants exercised	$ 5,900				5,900
Warrants exercised, shares	6,217,939
Stock-based compensation expense			721		721
Net loss				(3,552)	(3,552)
Ending balance at Sep. 30, 2020	$ 212,423	668	9,025	(218,397)	3,719
Ending balance, shares at Sep. 30, 2020	81,549,320
Beginning balance at Dec. 31, 2020	$ 214,148	1,671	9,401	(239,029)	(13,809)
Beginning balance, share at Dec. 31, 2020	83,184,843
Statement Line Items [Line Items]
Derivative warrants exercised	$ 8,000				8,000
Derivative warrants exercised, shares	8,000,000
Derivative warrants exercised - fair value adjustment	$ 15,722				15,722
January 2021 Equity Offering, net of issuance costs	$ 7,211	3,164			10,375
January 2021 Equity Offering, net of issuance costs, shares	7,419,354
January 2021 Equity Offering-broker warrants	$ (1,384)	1,384
February 2021 Equity Offering, net of issuance costs	$ 15,165	5,928			21,093
February 2021 Equity Offering, net of issuance costs, shares	9,585,250
February 2021 Equity Offering-broker warrants	$ (1,238)	1,238
Equity warrants exercised	$ 1,985				1,985
Equity warrants exercised, shares	1,318,675
Options exercised	$ 27		(13)		14
Options exercised, shares	19,568
Issuance of common shares to Aspire	$ 2,709				2,709
Issuance of common shares to Aspire, shares	1,600,000
Stock-based compensation expense			3,645		3,645
Net loss				(24,289)	(24,289)
Ending balance at Sep. 30, 2021	$ 262,345	$ 13,385	$ 13,033	$ (263,318)	$ 25,445
Ending balance, shares at Sep. 30, 2021	111,127,690				111,127,690